SHADOW
STOCK
FUND

Annual Report
December 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

Shadow Stock Fund's total returns (price change and reinvested distributions) for the most recent quarter, semiannual period and year ended December 31, 1997, are summarized in the table below:

                                   Investment Results - Total Return
                                         Periods Ended 12/31/97
                                 3 Mos.         6 Mos.          12 Mos.
SHADOW STOCK FUND                -1.2%          15.5%           27.6%
Russell 2000*                    -3.3%          11.5%           22.4%
Lipper Microcap Fund*            -6.6%          10.2%           19.5%
*Unmanaged stock index

The Fund's average annual compounded total returns for three, five, and ten year periods as of December 31, 1997, were 24.2%, 16.1% and 14.3%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small capitalization stocks continued to enjoy a return to favor, a shift that began last year, with most of the glory going to modestly valued stocks. This is illustrated by the unmanaged Russell 2000 Value index, which gained 31.8%, versus the unmanaged Russell 2000 Growth index which gained only 12.9% for the 12 months ended December 31, 1997. The top performing sectors within the Russell universe were financials and utilities, and the worst performing was the technology sector. The portfolio, which was 15% invested in utilities and 19% in financial stocks, participated in this positive performance, while 12% of the portfolio was invested in the technology sector. Technology was most hurt during the October correction, some of it due to very high valuations and some, in the case of many of our holdings, simply for being technology stocks.

The Fund continues to have attractive valuation characteristics. The average price/earnings ratio based on the trailing twelve-months for the companies in the Fund is only 18.4, well below the Russell 2000 multiple of 25.4 times earnings. The average price-to-book value is 2.0, compared to 6.1 for the unmanaged Standard & Poor's 500 index and 3.9 for the Russell 2000. The reasonable valuations of the Fund's investments should help to reduce risk if the market experiences a setback.

A number of holdings were sold during the quarter because they had risen to more than double the upper limit of market capitalization to qualify for purchase, or their price/book value ratios had risen too high. Among these sales were Aztec Manufacturing (electrical equipment), Fairfield Communities (engineering and construction), Virco Manufacturing (household furniture), Michael Foods (food producer), Morgan Keegan (investment banking), State Auto Financial (insurance), and Mobile America (insurance).

Some of the new names of interest are Quad Systems (circuit boards), Key Production (oil and gas), Hoenig Group (investment research), Emergent Group (mortgages and car loans), Winnebago Industries
(recreational vehicles), Graham Field Health (medical supplier), Childtime Learning Center (childcare), and Aquarion (water). Mergers and acquisitions continue to redefine the portfolio's landscape. Some of the new names in the portfolio are due to share exchanges, while others were purchased outright by another firm and are no longer in the portfolio. These transactions are typically done at price premiums over the levels existing before the announcements, benefiting portfolio results.

The Fund continues to base its investment policies on three primary characteristics that academic studies have identified as leading to above average performance in the past. They are small size, neglected by Wall Street, and low price-to-book value. Although these policies are not always what the stock market favors, its returns on a risk-adjusted basis are above average.

One of the chief benefits of the high degree of portfolio diversification is risk reduction. Although individual companies of the size used in the Shadow Stock Fund are generally riskier than larger companies, the combination of a large number of companies, well diversified across industries and economic sectors, reduces the individual company risk and results in low portfolio risk. It would be impractical for most individual investors to own such a large number of individual stocks in order to reduce risk, so the Fund provides a convenient vehicle to participate in ownership of micro-capitalization companies with relatively low risk.

We appreciate your continued use of our Fund in your investment program.

Sincerely,

Larry D. Armel
/s/Larry D. Armel
President



STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

SHARES         COMPANY                                            MARKET VALUE

COMMON STOCKS - 96.63%
BASIC MATERIALS - 2.63%
        9,401  Aceto Corp.                                      $      192,721
       13,000  American Pacific Corp.                                   82,875
        6,000  Badger Paper Mills, Inc.                                 46,500
        4,480  Baltek Corp.                                             41,440
       17,700  Hauser Chemical Research, Inc.                          106,200
       14,417  Insteel Industries, Inc.                                 99,117
        6,600  Pitt-Des Moines, Inc.                                   242,550
       12,325  Roanoke Electric Steel Corp.                            328,153
        3,800  Stephan Co.                                              50,588
        6,500  Tuscarora, Inc.                                         117,000
                                                                     1,307,144
CAPITAL GOODS - 13.39%
        7,000  American Technical Ceramics Corp.                       105,875
        7,044  Athey Products Corp.                                     29,497
        9,450  Autocam Corp.                                           129,938
        2,300  Badger Meter, Inc.                                       93,725
       15,000  Baker (Michael) Corp.                                   146,250
        5,727  Binks Manufacturing Co.                                 241,966
       19,900  BMC West Corp.                                          208,950
       16,300  Cameron Ashley Building Products, Inc.                  273,025
       21,000  Cascade Corp.                                           357,000
       12,200  Cherry Corp. Cl. A                                      213,500
        9,000  Cherry Corp. Cl. B                                      158,625
        8,000  Deflecta-Shield Corp.                                   126,000
        8,382  Del Global Technology                                    83,820
        7,000  Devcon International Corp.                               34,125
        7,015  Ecology and Environment, Inc. Cl. A                      82,426
       12,000  Engle Homes, Inc.                                       220,500
       14,800  Failure (The) Group, Inc.                               155,400
       10,000  Farr Co.                                                150,000
       11,000  Fibermark, Inc.                                         236,500
       11,500  Gehl Co.                                                241,500
        3,150  Graham Corp.                                             48,038
        4,000  Heist (C.H.) Corp.                                       28,000
        5,400  Industrial Acoustics Company, Inc.                       56,362
        7,600  Liberty Homes, Inc. Cl. A                                73,625
        6,000  M/I Schottenstein Homes, Inc.                           112,500
       16,800  Mestek, Inc.                                            315,000
       13,112  Met-Pro Corp.                                           216,348
       10,200  Monaco Coach Corp.                                      260,100
        5,700  Noland Co.                                              128,250
       11,000  Northwest Pipe Co.                                      264,000
       25,500  O'Sullivan Corp.                                        270,938
        4,000  Oilgear Co.                                              93,000
        3,600  Oriole Homes Corp. Cl. A                                 14,850
        3,200  Penn Engineering & Manufacturing Corp. (voting)          79,800
        9,600  Penn Engineering & Manufacturing Corp. (non-voting)     230,400
        6,200  Plasti-Line, Inc.                                        85,250
       10,200  Puerto Rican Cement Co., Inc.                           511,913
        9,000  Selas Corp. of America                                   86,625
        4,900  SL Industries, Inc.                                      57,881
        7,182  Southwest Water Co.                                     125,685
           75  Terex Corp.                                               1,763
       19,600  URS Corp. New                                           305,025
                                                                     6,653,975
CONSUMER CYCLICAL - 17.68%
       21,600  Amplicon, Inc.                                          356,400
        4,400  Analysis & Technology, Inc.                             123,750
       15,000  Ben & Jerry's Homemade, Inc. Cl. A                      232,500
       20,000  Bon-Ton Stores, Inc.                                    300,000
       19,200  Carmike Cinemas, Inc. Cl. A                             550,800
        9,000  Childtime Learning Centers, Inc.                        123,750
       12,000  Conso Products Co.                                       91,500
        8,800  Crown Books Corp.                                        56,100
       15,000  Deckers Outdoor Corp.                                   112,500
       20,000  Dixie Group, Inc. Cl. A                                 227,500
        9,000  Duckwall-Alto Stores, Inc.                              133,875
       31,000  Egghead, Inc.                                           201,500
        9,300  ELXSI Corp.                                             106,950
        8,500  Equinox Systems, Inc.                                   144,500
        2,700  Federal Screw Works                                     155,250
        8,600  Fuqua Enterprises, Inc.                                 296,700
        8,000  Globe Business Resources, Inc.                          169,000
       17,500  Gottschalks, Inc.                                       146,562
       11,000  Government Technology Services, Inc.                     63,250
        8,703  Hampton Industries, Inc.                                 76,151
        8,524  Hein-Werner Corp.                                        62,332
       11,000  InaCom Corp.                                            308,688
       10,916  Knape & Vogt Manufacturing Co.                          237,423
        9,498  M/A/R/C (The) Group                                     170,964
       13,000  Maxwell Shoe, Inc. Cl. A                                139,750
        8,500  McRae Industries, Inc. Cl. A                             68,000
       12,000  Motorcar Parts & Accessories, Inc.                      201,000
       11,000  Nobel Education Dynamics, Inc.                           55,688
       15,700  Optical Coating Laboratory, Inc.                        215,875
       11,000  OroAmerica Inc.                                          55,688
       20,000  Piccadilly Cafeterias, Inc.                             262,500
        7,000  Pulaski Furniture Corp.                                 124,250
       16,400  R & B, Inc.                                             157,850
        8,500  Reading Entertainment, Inc.                             108,375
       14,000  Rex Stores Corp.                                        143,500
       12,000  Rock Bottom Restaurants, Inc.                            75,750
        6,000  Rocky Shoes & Boots, Inc.                                91,500
       30,000  RPC Energy Services, Inc.                               354,375
        8,400  S & K Famous Brands, Inc.                               110,775
        7,600  Scheib (Earl), Inc.                                      60,800
       23,100  Sportmart, Inc.                                          53,419
        5,250  Supreme Industries, Inc. Cl. A                           47,250
       11,000  Supreme International Corp.                             137,500
       29,000  Syms Corp.                                              344,375
       12,000  Tarrant Apparel Group                                   187,500
       36,200  TCBY Enterprises, Inc.                                  273,763
       11,000  Thomaston Mills, Inc. Cl. A                             101,750
        1,000  Thomaston Mills, Inc. Cl. B                               9,375
        7,000  Trimark Holdings, Inc.                                   35,875
       13,800  Uni-Marts, Inc.                                          48,300
        7,875  Valley Forge Corp.                                      113,203
        9,000  Weyco Group, Inc.                                       203,625
       42,000  Winnebago Industries, Inc.                              372,750
       13,828  Wolohan Lumber Co.                                      186,678
                                                                     8,788,984
CONSUMER STAPLES - 8.77%
       18,000  Blessings Corp.                                         265,500
       16,100  Buttrey Food & Drug Stores Co.                          177,100
        9,300  Cagle's, Inc. Cl. A                                     104,625
        6,000  Christiana Companies, Inc.                              237,750
        6,000  Continental Can Company, Inc.                           151,125
        4,000  Foodarama Supermarkets, Inc.                             91,000
       30,000  Frozen Food Express Industries, Inc.                    270,000
        3,200  Genesee Corp. Cl. B                                     129,600
       11,900  Grist Mill Co.                                          119,000
       35,000  Ingles Markets, Inc. Cl. A                              498,750
        7,225  Marsh Supermarkets, Inc. Cl. A                          109,278
        9,125  Marsh Supermarkets, Inc. Cl. B                          136,304
       18,000  Orange-Co. Inc.                                         145,125
       15,200  Quaker Fabric Corp.                                     298,300
        8,200  Safety Components International, Inc.                    98,400
       19,550  Sanderson Farms, Inc.                                   283,475
        6,200  Seaway Food Town, Inc.                                  117,800
        6,900  Seneca Foods Corp. Cl. A                                117,731
        5,900  Seneca Foods Corp. Cl. B                                 99,562
        5,000  Span-America Medical Systems, Inc.                       35,000
       14,000  Swiss Army Brands, Inc.                                 141,750
       13,000  Toastmaster Inc.                                         54,437
        7,850  Tranzonic Cos. Cl. A                                    224,706
        6,000  Triple S Plastics, Inc.                                  37,125
       12,900  Vallen Corp.                                            267,675
       10,800  Western Beef, Inc.                                       81,000
        7,400  Zaring Homes, Inc.                                       66,600
                                                                     4,358,718
ENERGY - 1.58%
       10,500  Adams Resources & Energy, Inc.                          150,938
        2,203  HS Resources, Inc.                                       30,428
       20,000  Key Production, Inc.                                    210,000
        9,100  Maynard Oil Co.                                          93,275
       10,200  Prima Energy Corp.                                      197,625
        5,000  Roanoke Gas Co.                                         103,750
                                                                       786,016
FINANCIAL - 18.96%
        4,300  Amwest Insurance Group, Inc.                             62,350
       10,000  Capitol Transamerica Corp.                              213,125
       14,208  Chartwell Re Corp.                                      479,520
        7,968  Cotton States Life and Health Insurance Co.             182,268
       20,000  EMC Insurance Group, Inc.                               265,000
       20,000  First Financial Caribbean Corp.                         507,500
       17,000  Emergent Group, Inc.                                    235,875
        7,000  First Cash, Inc.                                         54,250
        9,000  First Investment Financial Services Group, Inc.          63,000
       16,000  Guarantee Life Companies, Inc.                          456,000
       11,500  Interstate/Johnson Lane, Inc.                           304,750
       11,800  Lawyers Title Corp.                                     370,962
       10,000  Litchfield Financial Corp.                              193,750
       10,000  McDonald & Co. Investments, Inc.                        283,750
        5,000  Merchants Group, Inc.                                   106,250
       12,300  Meridian Insurance Group, Inc.                          211,406
        5,800  Midland Co.                                             365,400
        5,600  Minuteman International, Inc.                            60,900
       22,800  National Discount Brokers Group, Inc.                   287,850
        7,000  National Insurance Group                                 61,250
        4,850  National Security Group, Inc.                            85,481
        5,300  National Western Life Insurance Co.                     537,950
       15,400  Navigators Group, Inc.                                  289,230
       10,000  Omni Insurance Group, Inc.                              313,750
       14,000  Penn Treaty American Corp.                              444,500
       12,250  Penn-America Group, Inc.                                251,125
        6,600  Professionals Insurance Company Management Group        283,800
       16,000  PXRE Corp.                                              531,000
        9,900  RLI Corp.                                               493,143
       20,000  RTW, Inc.                                               120,000
        5,550  Scott & Stringfellow Financial, Inc.                    141,525
       19,000  South Jersey Industries, Inc.                           575,937
       13,400  Stewart Information Services Corp.                      388,600
        9,672  Walshire Assurance Co.                                  106,392
        4,600  Ziegler (The) Companies, Inc.                            96,887
                                                                     9,424,476
HEALTH CARE - 0.30%
        9,000  Advocat, Inc.                                            76,500
       12,000  Merit Medical Systems, Inc.                              75,000
                                                                       151,500
MISCELLANEOUS - 3.40%
       14,000  Andersons, Inc.                                         124,250
        3,000  Astronics Corp.                                          28,500
       10,900  Celebrity, Inc.                                          14,987
       10,400  Edelbrock Corp.                                         176,800
        4,966  Enstar Group, Inc.                                       38,486
        1,500  FRM Nexus, Inc.                                           1,500
       14,500  Hardinge, Inc.                                          540,125
       15,500  Hoenig Group, Inc.                                      102,687
        8,000  MTL, Inc.                                               204,500
       10,600  Primesource Corp.                                       106,000
        4,500  Programming and Systems, Inc.                             4,500
       12,400  Rottlund Inc.                                            40,300
        2,600  Scope Industries                                        158,600
       18,000  Todd AO Corp. Cl. A                                     150,750
                                                                     1,691,985
TECHNOLOGY - 12.49%
        2,100  Allen Organ Co. Cl. B                                    87,150
        7,400  Autologic Information International, Inc.                49,950
       11,400  BEI Electronics, Inc.                                   135,375
       11,400  BEI Technologies, Inc.                                  139,650
       16,020  Bell Industries Inc.                                    220,275
       13,700  Bell Microproducts Inc.                                 107,888
       55,000  BT  Office Products International, Inc.                 426,250
       12,000  CPAC Inc.                                               123,000
       10,000  Data Research Associates, Inc.                          142,500
       13,000  Data Systems & Software Inc.                             55,250
        4,600  Dataram Corp.                                            41,975
        4,000  Datron Systems, Inc.                                     34,500
       10,000  DRS Technologies, Inc.                                  147,500
        5,200  Eastern (The) Co.                                       102,700
        9,000  Environmental Technologies Corp.                         59,625
        6,000  Equitrac Corp.                                          108,000
        4,000  Espey Mfg. & Electronics Corp.                           67,500
       14,000  Franklin Electronic Publishers, Inc.                    175,000
       28,000  Genus Inc.                                               93,624
        7,000  Giga-tronics, Inc.                                       68,250
       16,000  GTI Corp.                                                78,000
       13,900  IEC Electronics Corp.                                   189,388
       15,000  IFR Systems, Inc.                                       232,500
       13,000  Integrated Measurement System, Inc.                     222,625
       51,000  Intelligent Electronics, Inc.                           283,688
        9,000  Interphase Corp.                                         51,750
        9,000  Isco, Inc.                                               79,875
        8,500  Koss Corp.                                               97,750
        4,300  Moore Products Co.                                      159,100
       16,400  Newport Corp.                                           230,625
       18,000  Nichols Research Corp.                                  450,000
       17,200  Norstan, Inc.                                           408,500
       16,000  Powell Industries, Inc.                                 244,000
        6,500  Programmer's Paradise, Inc.                              60,938
       12,000  Proxima Corp.                                            79,500
        9,000  Quad Systems Corp.                                       47,250
        4,300  Quipp, Inc.                                              70,950
        8,000  Refac Technology Develp Corp.                            85,500
       27,000  Thermospectra Corp.                                     270,000
       10,000  TRM Copy Center Corp.                                    88,750
       11,400  Vertex Communications Corp.                             275,025
        9,000  Wandel & Goltermann Technologies, Inc.                  118,125
                                                                     6,209,801
TRANSPORTATION & SERVICES - 2.73%
       12,000  International Shipholding Corp.                         207,000
        4,000  Kenan Transport Co.                                     146,500
        6,966  KLLM Transport Services, Inc.                            85,333
        8,000  Marten Transport Ltd.                                   177,000
       12,500  Old Dominion Freight Line, Inc.                         190,625
        5,000  Petroleum Helicopters, Inc.                             111,250
       12,000  Transport Corp. of America, Inc.                        189,000
       17,000  USA Truck, Inc.                                         199,750
        4,200  VSE Corp.                                                49,088
                                                                     1,355,546
UTILITIES - 14.70%
       13,000  Aquarion Co.                                            353,313
        6,600  Atrion Corp.                                             91,575
       12,100  Bangor Hydro-Electric Co.                                74,869
        7,000  Berkshire Gas Co.                                       161,000
       18,350  Cascade Natural Gas Corp.                               344,063
        8,300  Chesapeake Utilities Corp.                              170,150
       15,150  Colonial Gas Co.                                        436,509
       16,450  Connecticut Energy Corp.                                495,556
        5,000  Connecticut Water Service, Inc.                         162,500
       17,800  Consumers Water Co.                                     356,000
       19,000  CTG Rseources, Inc.                                     495,188
        4,000  Delta Natural Gas Company, Inc.                          76,000
        2,200  Dominguez Services Corp.                                 70,950
       13,000  E'town Corp.                                            522,438
        6,000  EnergyNorth, Inc.                                       172,875
        3,400  Essex County Gas Co.                                    155,550
        5,000  Florida Public Utilities Co.                            122,500
        9,000  Green Mountain Power Corp.                              164,812
        5,000  Maine Public Service Co.                                 60,625
        7,600  Middlesex Water Co.                                     171,000
       18,419  NUI Corp.                                               528,395
        2,000  Pennsylvania Enterprises, Inc.                           50,500
       15,000  Philadelphia Suburban Corp.                             441,562
       10,800  Providence Energy Corp.                                 235,575
        6,100  SJW Corp.                                               369,050
       16,600  Southern California Water Co.                           417,075
       14,000  St. Joseph Light & Power Co.                            249,375
        9,176  UNITIL Corp.                                            223,092
        5,100  Upper Peninsula Energy Corp.                            137,700
                                                                     7,309,797
TOTAL COMMON STOCKS - 96.63%                                        48,037,942

FACE AMOUNT     DESCRIPTION                                       MARKET VALUE

REPURCHASE AGREEMENT - 3.33%
$  1,655,000   UMB Bank, n.a.
               5.80%, due January 2, 1998
               (Collateralized by U.S.
               Treasury Notes, 5.875%,
               due February 28, 1999)                                1,655,000

TOTAL INVESTMENTS - 99.96%                                      $   49,692,942

Other assets less liabilities - 0.04%                                   18,142

TOTAL NET ASSETS - 100.00%
        (equivalent to $12.69 per share;
        10,000,000 shares of $1.00 par
	value capital shares authorized;
        3,916,621 shares outstanding)                           $   49,711,084

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1997 (unaudited)

ASSETS:
  Investment securities, at market value
   (identified cost $36,949,015)                                $   49,692,942
  Dividends receivable                                                  57,993
    Total assets                                                    49,750,935
LIABILITIES AND NET ASSETS:
  Cash overdraft                                                        39,851
    Total liabilities                                                   39,851
NET ASSETS                                                      $   49,711,084

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $   36,758,658
  Accumulated undistributed income (loss):
    Undistributed net investment income                               (22,930)
    Undistributed net realized gain on investment transactions         231,429
  Net unrealized appreciation in value of investments               12,743,927

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $   49,711,084

Capital shares, $1.00 par value
  Authorized                                                        10,000,000
  Outstanding                                                        3,916,621

NET ASSET VALUE PER SHARE                                       $        12.69

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended December 31, 1997 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                                   $      346,974
    Interest                                                           112,767
                                                                       459,741
  Expenses:
    Management fees (Note 3)                                           267,201
    Custodian fees                                                      20,556
    Pricing service fees                                                12,777
    Registration fees                                                    8,427
                                                                       308,961
      Net investment income                                            150,780

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
   (excluding repurchase agreements):
    Proceeds from sales of investments                              16,748,575
    Cost of investments sold                                        11,901,837
      Net realized gain from investment transactions                 4,846,738
  Unrealized appreciation on investments:
    Beginning of period                                             11,042,916
    End of period                                                   12,743,927
      Increase in net unrealized appreciation on investments         1,701,011
      Net gain on investments                                        6,547,749
      Increase in net assets resulting from operations          $    6,698,529

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                                                SIX MONTHS
                                                                ENDED                   YEAR ENDED
                                                                DECEMBER 31, 1997       JUNE 30,
                                                                (UNAUDITED)             1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $      150,780          $       379,839
  Net realized gain from investment transactions                     4,846,738                3,517,542
  Increase in net unrealized appreciation on investments             1,701,011                4,247,552
    Net increase in net assets resulting from operations             6,698,529                8,144,933

Net equalization included in the price of shares issued
  and redeemed (Note 1)                                                (8,265)                    5,879

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                              (272,860)                (272,927)
  Net realized gain from investment transactions                   (5,741,282)              (3,793,901)
    Total distributions to shareholders                            (6,014,142)              (4,066,828)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 2,566,333 and 666,941 shares sold                   35,973,528                7,776,031
  Net asset value of 444,114 and 323,888 shares issued for
   reinvestment of distributions                                     5,524,789                3,812,222
                                                                    41,498,317               11,588,253
  Cost of 2,380,722 and 1,137,409 shares redeemed                 (33,785,419)             (13,173,479)
    Net increase (decrease) from capital share transactions          7,712,898              (1,585,226)
      Total increase in net assets                                   8,389,020                2,498,758

NET ASSETS:
  Beginning of period                                               41,322,064               38,823,306
  End of period (including undistributed
   net investment income of ($22,930) and
   $107,415, respectively)                                      $   49,711,084          $    41,322,064

*Distributions to shareholders:
   Income dividends per share                                   $        .0808          $        0.0864
   Capital gains distribution per share                         $       1.6992          $        1.2086

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the period ended December 31, 1997 (excluding repurchase agreements), were as follows:

	Purchases  		$	18,564,180
        Proceeds from sales             16,748,575

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than fees for pricing services, custodian fees, dues, taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

This report has been prepared for the information of the Shareholders of Shadow Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900

1-800-4-BABSON

(1-800-422-2766)

http://www.jbfunds.com